BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
BASIS OF PRESENTATION	BASIS OF PRESENTATION
The accompanying Consolidated Financial Statements reflect the consolidated operations of the Company and have been prepared in accordance with U.S. Generally Accepted Accounting Principles ("GAAP") as defined by the Financial Accounting Standards Board ("FASB") within the FASB Accounting Standards Codification ("ASC"). Inter-company accounts and transactions have been eliminated. Related party transactions between the Company and its equity method investees have not been eliminated.

The accompanying Consolidated Financial Statements include all majority-owned subsidiaries of the Company. A non-controlling interest in a subsidiary is considered an ownership interest in a majority-owned subsidiary that is not attributable to the parent. The Company includes Non-controlling interest as a component of Total equity in the accompanying Consolidated Balance Sheet and the Non-controlling interest in subsidiaries' earnings from operations are presented as an adjustment to Earnings before income taxes used to arrive at Net earnings (loss) attributable to common shareowners in the accompanying Consolidated Statement of Operations. Partially-owned equity affiliates represent 20 to 50% ownership interests in investments where the Company demonstrates significant influence, but does not have a controlling financial interest. Partially-owned equity affiliates are accounted for under the equity method.

Acquisition of Viessmann Climate Solutions

On April 25, 2023, the Company announced that it entered into a Share Purchase Agreement (the “Agreement”) to acquire the climate solutions business (the "VCS Business") of Viessmann Group GmbH & Co. KG (“Viessmann”), a privately-held company. The acquisition was completed on January 2, 2024. As a result, the assets, liabilities and results of operations of the VCS Business are consolidated in the accompanying Consolidated Financial Statements as of the date of acquisition and reported primarily within the Company’s Climate Solutions Europe segment. See Note 19 - Acquisitions for additional information.

Portfolio Transformation

On December 7, 2023, the Company entered into a stock purchase agreement to sell its Access Solutions business ("Access Solutions") to Honeywell International Inc. As a result, the assets and liabilities of Access Solutions are presented as held for sale on the accompanying Consolidated Balance Sheet as of December 31, 2023, and recorded at the lower of their carrying value or fair value less estimated cost to sell. The sale of Access Solutions was completed on June 2, 2024. See Note 20 - Divestitures for additional information.

During the fourth quarter of 2023, the net assets of the Company's Industrial Fire business ("Industrial Fire") met the criteria to be classified as held for sale. As a result, the assets and liabilities of Industrial Fire are presented as held for sale on the accompanying Consolidated Balance Sheet as of December 31, 2023, and recorded at the lower of their carrying value or fair value less estimated cost to sell. On March 5, 2024, the Company entered into a stock purchase agreement to sell Industrial Fire to Sentinel Capital Partners. The sale of Industrial Fire was completed on July 1, 2024. See Note 20 - Divestitures for additional information.
On December 12, 2023, the Company entered into a stock purchase agreement to sell its Commercial Refrigeration business ("CCR") to Haier Group Corporation. As a result, the assets and liabilities of CCR are presented as held for sale on the accompanying Consolidated Balance Sheet as of December 31, 2023, and recorded at the lower of their carrying value or fair value less estimated cost to sell. The sale of CCR was completed on October 1, 2024. See Note 20 - Divestitures for additional information.

On August 15, 2024, the Company entered into a stock purchase agreement to sell its Commercial and Residential Fire business (“CRF Business”) to an affiliate of Lone Star Funds. As a result, the assets and liabilities of the CRF Business are presented as held for sale on the accompanying Consolidated Balance Sheet as of December 31, 2023, and recorded at the lower of their carrying value or fair value less estimated cost to sell. The sale of CRF was completed on December 2, 2024. See Note 20 - Divestitures for additional information.

Segment Reorganization

As a result of the Company's portfolio transformation, the Company revised its reportable segments during the first quarter to better reflect its business strategy, align its management reporting and increase transparency for investors. Under the revised segment structure, the Company has three new regional HVAC operating segments. Combined with the Climate Solutions Transportation operating segment, the four operating segments also serve as the Company's reportable segments. This model is designed to create a simplified, more focused and customer-centric organization across the globe. Each segment reports through separate management teams which regularly review their operating results with the Company's Chief Operating Decision Maker (the "CODM") determined in accordance with applicable accounting guidance. In connection with the revised structure, the CODM changed the measure used to evaluate segment profitability from Operating profit to Segment operating profit. All prior period comparative information has been recast to reflect the revised segment structure. See Note 21 - Segment Financial Data for additional information.

Discontinued Operations

In 2023, the Company announced plans to exit its Fire & Security and Commercial Refrigeration businesses over the course of 2024. The announced plan to exit the Fire & Security segment represents a single disposal plan to separately divest multiple businesses over different reporting periods. Upon the CRF Business qualifying as held for sale during the year ended December 31, 2024, the components of the Fire & Security segment in aggregate met the criteria to be presented as discontinued operations in the accompanying Consolidated Statement of Operations and Consolidated Statement of Cash Flows. In addition, the assets and liabilities of the CRF Business have been reclassified to held for sale at December 31, 2023. The results of the CCR business did not meet the criteria to be presented as discontinued operations. See Note 20 - Divestitures for additional information.

Deconsolidation of Kidde-Fenwal, Inc.

On May 14, 2023, Kidde-Fenwal, Inc. ("KFI"), an indirect wholly-owned subsidiary of the Company, filed a petition for voluntary reorganization under Chapter 11 of the United States Bankruptcy Code ("Chapter 11") in the United States Bankruptcy Court for the District of Delaware. KFI, an industrial fire detection and suppression business historically reported in the Company's Fire & Security segment, filed a voluntary petition with the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) seeking relief under chapter 11 of the Bankruptcy Code. As of the petition date, KFI was deconsolidated and its respective assets and liabilities were derecognized from the Company's Consolidated Financial Statements.

Acquisition of Toshiba Carrier Corporation

On February 6, 2022, the Company entered into a binding agreement to acquire a majority ownership interest in Toshiba Carrier Corporation (“TCC”), a variable refrigerant flow ("VRF") and light commercial HVAC joint venture between Carrier and Toshiba Corporation. The acquisition was completed on August 1, 2022. As a result, the assets, liabilities and results of operations of TCC are consolidated in the accompanying Consolidated Financial Statements as of the date of acquisition and primarily reported within the Company’s Climate Solutions Asia Pacific, Middle East & Africa segment. Upon closing, Toshiba Corporation retained a 5% ownership interest in TCC.
Sale of Chubb Fire & Security Business

On July 26, 2021, the Company entered into a stock purchase agreement to sell its Chubb Fire and Security business ("Chubb") to APi Group Corporation ("APi"). Chubb, which was reported within the Company's Fire & Security segment, delivered essential fire safety and security solutions from design and installation to monitoring, service and maintenance across more than 17 countries around the globe. On January 3, 2022, the Company completed the sale of Chubb (the "Chubb Sale") for net proceeds of $2.9 billion and recognized a gain on the sale of $1.1 billion, which is included in Other income (expense), net during the year ended December 31, 2022.

Separation from United Technologies
On April 3, 2020 (the "Distribution Date"), United Technologies Corporation ("UTC"), since renamed RTX Corporation ("Raytheon Technologies Corporation" or "RTX"), completed the spin-off of Carrier into an independent, publicly traded company (the "Separation") through a pro rata distribution (the "Distribution") on a one-for-one basis of all of the outstanding shares of common stock of Carrier to UTC shareowners who held shares of UTC common stock as of the close of business on March 19, 2020, the record date for the Distribution. In addition, the Company entered into several agreements with UTC and Otis Worldwide Corporation ("Otis") that govern various aspects of the relationship among the Company, UTC and Otis. As of December 31, 2024, only certain portions of the Tax Matters Agreement ("TMA") remain in effect.